Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Successor [Member]
Statement [Line Items]
Insurance premiums and accrued interest	$ 538
Related party promissory note	20
Income tax payables	57
Related party payable	1,155
Accrued compensation and benefits	650
Accrued bonus and commissions	192
Accrued rent	3
Accrued other	561
Accrued sales and other indirect taxes payable	6
Accrued liabilities	$ 3,182
Predecessor [Member]
Statement [Line Items]
Insurance premiums and accrued interest
Related party promissory note
Income tax payables
Related party payable
Accrued compensation and benefits		586
Accrued bonus and commissions		422
Accrued rent		559
Accrued other		83
Accrued sales and other indirect taxes payable		86
Accrued liabilities		$ 1,736